OTHER INCOME (LOSS), NET - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 0	$ 11,000,000	$ 77,000,000
Interest rate contracts
Debt Instrument [Line Items]
Loss on extinguishment of debt			8,000,000
2022 and 2023 Senior Notes | Senior Notes
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 69,000,000